Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	9,044,430
Proposed Maximum Offering Price per Unit	25.58
Maximum Aggregate Offering Price	$ 231,356,519.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,950.34
Offering Note	Covers ordinary shares, par value $0.01 per share, of Gates Industrial Corporation plc (the "Ordinary Shares"), issuable under the Gates Industrial Corporation plc 2018 Omnibus Incentive Plan (the "Plan") and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate amount of additional Ordinary Shares that may be offered and issued under the Plan to prevent dilution resulting from stock splits, stock dividends or other similar transactions. The amount in the table above consists of: (i) 6,381,545 Ordinary Shares that have become reserved for issuance as a result of the operation of the "evergreen" provision of the Plan; and (ii) 2,662,885 Ordinary Shares issuable under the Plan, which amount is equal to the number of Ordinary Shares previously issued under the Plan and registered on the Company's registration statement on Form S-8 (File No. 333-222747) and/or the Company's registration statement on Form S-8 (File No. 333-267096), which were filed with the Securities and Exchange Commission on January 29, 2018 and August 26, 2022, respectively, and available for issuance under the Plan as a result of expiration, cancellation, forfeiture, termination, or other settlement without issuance of Ordinary Shares in respect of awards under the Plan. Estimated solely for calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act. The amount of the registration fee is based on a price of $25.58 per share, which is the average of the high and low prices of the Ordinary Shares as reported by The New York Stock Exchange on May 12, 2026.